Annual Fund Operating Expenses - Global Atlantic BlackRock High Yield Portfolio	Jun. 17, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2027
Global Atlantic BlackRock High Yield Portfolio Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[2]
Acquired Fund Fees and Expenses	0.10%	[3]
Expenses (as a percentage of Assets)	0.58%	[2]
Fee Waiver or Reimbursement	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	0.52%	[4]
Global Atlantic BlackRock High Yield Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%	[2]
Acquired Fund Fees and Expenses	0.10%	[3]
Expenses (as a percentage of Assets)	0.83%	[2]
Fee Waiver or Reimbursement	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	0.77%	[4]
Global Atlantic BlackRock High Yield Portfolio Class III Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%	[1]
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.14%	[2]
Acquired Fund Fees and Expenses	0.10%	[3]
Expenses (as a percentage of Assets)	0.73%	[2]
Fee Waiver or Reimbursement	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	0.67%	[4]

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees. In addition, “Other Expenses” for Class III shares are based on estimated amounts.
[3]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio. Acquired Fund Fees and Expenses have been estimated for the current year.
[4]	The Portfolio’s investment adviser, Global Atlantic Investment Advisors, LLC, (the “Adviser”), has contractually agreed to waive its fees and to reimburse expenses, at least until October 31, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement will not exceed 0.52%, 0.77%, and 0.67% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the Adviser. “Fee Waiver and/or Reimbursement” and “Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement” have been restated to reflect the expense reimbursement effective September 30, 2026.